Consolidated Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Profit after tax for the period	£ 649	£ 741
Adjustments for:
Non-cash items included in profit	210	678
Change in operating assets	(2,644)	(1,445)
Change in operating liabilities	(1,176)	5,442
Corporation taxes paid	(236)	(233)
Effects of exchange rate differences	583	(132)
Net cash flows from operating activities	(2,614)	5,051
Cash flows from investing activities
Investments in other entities	(66)
Purchase of property, plant and equipment and intangible assets	(350)	(217)
Proceeds from sale of property, plant and equipment and intangible assets	13	24
Purchase of financial investments	(5,047)	(419)
Proceeds from sale and redemption of financial investments	1,301	1,186
Net cash flows from investing activities	(4,149)	574
Cash flows from financing activities
Issue of AT1 Capital Securities		500
Issuance costs of AT1 Capital Securities		(4)
Issue of debt securities and subordinated notes	6,452	2,237
Issuance costs of debt securities and subordinated notes	(13)	(9)
Repayment of debt securities and subordinated notes	(4,601)	(6,418)
Dividends paid on ordinary shares	(250)	(276)
Dividends paid on preference shares and other equity instruments	(90)	(80)
Dividends paid on non-controlling interests	0	0
Net cash flows from financing activities	1,498	(4,050)
Change in cash and cash equivalents	(5,265)	1,575
Cash and cash equivalents at beginning of the period	42,226	25,705
Effects of exchange rate changes on cash and cash equivalents	206	(254)
Cash and cash equivalents at the end of the period	37,167	27,026
Cash and cash equivalents consist of:
Cash and balances at central banks	21,342	18,255
Less: regulatory minimum cash balances	(631)	(380)
Cash and bank balances at central banks less regulatory minimum cash balances	20,711	17,875
Net trading other cash equivalents	2,591	6,775
Net non-trading other cash equivalents	13,865	2,376
Cash and cash equivalents at the end of the period	£ 37,167	£ 27,026